Derivatives - Nominal amounts and fair values of trading and hedging derivatives - Trading assets (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trading derivatives
Financial assets
Nominal amount of trading derivative assets	$ 3,555,652	$ 2,773,781
Fair value of trading derivatives	165,261	199,907
Trading derivatives | OTC transactions
Financial assets
Fair value of trading derivatives	165,246	199,836
Currency risk - Foreign exchange risk | Futures
Financial assets
Nominal amount of trading derivative assets	6,263	577
Fair value of trading derivatives		50
Currency risk - Foreign exchange risk | Forward rate agreements
Financial assets
Nominal amount of trading derivative assets	117,917	129,707
Fair value of trading derivatives	5,188	6,636
Currency risk - Foreign exchange risk | Forwards: Spot
Financial assets
Nominal amount of trading derivative assets	54,653	30,210
Fair value of trading derivatives	112	47
Currency risk - Foreign exchange risk | Options
Financial assets
Nominal amount of trading derivative assets	104,023	15,824
Fair value of trading derivatives	2,072	383
Currency risk - Foreign exchange risk | Currency swaps
Financial assets
Nominal amount of trading derivative assets	464,667	541,363
Fair value of trading derivatives	98,052	127,314
Interest rate risk | Futures
Financial assets
Nominal amount of trading derivative assets	1,505	5,664
Fair value of trading derivatives		6
Interest rate risk | Options
Financial assets
Nominal amount of trading derivative assets	125,931	142,801
Fair value of trading derivatives	1,339	1,698
Interest rate risk | Interest rate swaps
Financial assets
Nominal amount of trading derivative assets	2,663,538	1,895,718
Fair value of trading derivatives	57,556	62,885
Market Index | Futures
Financial assets
Nominal amount of trading derivative assets		481
Fair value of trading derivatives		10
Market Index | Options
Financial assets
Nominal amount of trading derivative assets	7,644	10,791
Fair value of trading derivatives	579	874
Equity price risk | Forward rate agreements
Financial assets
Nominal amount of trading derivative assets	7,744	601
Fair value of trading derivatives	93	3
Equity price risk | Options
Financial assets
Nominal amount of trading derivative assets	93	44
Fair value of trading derivatives	3	$ 1
Equity price risk | Equity swap
Financial assets
Nominal amount of trading derivative assets	1,674
Fair value of trading derivatives	$ 267